Summarized Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Information (Unaudited)	Summarized Quarterly Financial Information (Unaudited)
Earnings per share for each quarter and year are calculated individually and may not sum to the total for the year.

	2018 Quarter Ended
	March 31	June 30	September 30	December 31	Full Year
	(in millions, except per share data)
Net sales	$288.8	$303.6	$282.8	$289.5	$1,164.7
Manufacturing margins	$99.9	$107.0	$97.3	$84.5	$388.7
Operating earnings	$23.2	$35.7	$31.8	$19.4	$110.1
Net earnings from continuing operations	$6.5	$15.9	$13.8	$10.4	$46.6
Net earnings	$5.9	$14.9	$14.9	$5.8	$41.5
Basic EPS:
Net earnings from continuing operations	$0.09	$0.23	$0.20	$0.15	$0.67
Net earnings	$0.09	$0.21	$0.21	$0.08	$0.60
Diluted EPS:
Net earnings from continuing operations	$0.09	$0.22	$0.19	$0.15	$0.65
Net earnings	$0.08	$0.21	$0.21	$0.08	$0.58

	2017 Quarter Ended
	March 31	June 30	September 30	December 31	Full Year
	(in millions, except per share data)
Net sales	$259.5	$285.6	$294.4	$300.0	$1,139.5
Manufacturing margins	$89.0	$99.9	$96.0	$82.4	$367.3
Operating earnings	$20.8	$29.5	$30.8	$12.4	$93.5
Net (loss) earnings from continuing operations	$(23.7)	$11.2	$13.2	$7.1	$7.8
Net (loss) earnings	$(24.6)	$10.1	$12.3	$3.3	$1.1
Basic EPS:
Net (loss) earnings from continuing operations	$(0.35)	$0.16	$0.19	$0.10	$0.11
Net (loss) earnings	$(0.36)	$0.15	$0.18	$0.05	$0.02
Diluted EPS:
Net (loss) earnings from continuing operations	$(0.35)	$0.16	$0.19	$0.10	$0.11
Net (loss) earnings	$(0.36)	$0.14	$0.17	$0.05	$0.02